ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Parties	RMB	RMB	US Dollars
Accounts receivable	¥27,206,752	¥27,606,257	$3,807,077
Allowance for credit losses	(4,628,772)	(152,842)	(21,078)
Total third-parties, net	¥22,577,980	¥27,453,415	$3,785,999

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Parties- long-term	RMB	RMB	US Dollars
Accounts receivable	¥4,983,698	¥842,607	$116,201
Allowance for credit losses	(4,983,698)	(842,607)	(116,201)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for doubtful accounts

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beginning balance	¥9,315,427	¥9,612,470	$1,325,619
Charge to (reversal of) allowance	153,329	(8,767,356)	(1,209,073)
Foreign currency translation adjustments	143,714	150,335	20,733
Ending balance	¥9,612,470	¥995,449	$137,279